WARRANTS (Details 1) (USD $)	Nov. 30, 2014	Feb. 28, 2014	Feb. 28, 2013
Exercise prices	$ 1.59	$ 1.70	$ 0.68
Number of shares	2,855,000	2,680,000	1,116,500
WarrantExercisableOneMember
Exercise prices		$ 0.68
Number of shares		220,000
Exercisable number of shares		220,000
WarrantExercisableTwoMember
Exercise prices		$ 0.91
Number of shares		1,497,122
Exercisable number of shares		1,497,122
WarrantExercisableThreeMember
Exercise prices		$ 1.4
Number of shares		786,250
Exercisable number of shares		786,250
WarrantExercisableFourMember
Exercise prices		$ 1.5
Number of shares		150,000
Exercisable number of shares		150,000
WarrantExercisableFiveMember
Exercise prices		$ 2.10
Number of shares		447,001
Exercisable number of shares		447,001
WarrantExercisableSixMember
Exercise prices		$ 2.50
Number of shares		25,980
Exercisable number of shares		25,980
WarrantExercisableSeven [Member]
Exercise prices		$ 3
Number of shares		20,000
Exercisable number of shares		20,000